Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000159220 | Carrington Mortgage Loan Trust Series 2005-FRE1, 4.723, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159220 | Saxon Asset Securities Trust 2007-4, 6.793, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159220 | Starwood Retail Property Trust 2014-STAR, 0.787, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159220 | Home Equity Loan Trust, 4.293, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159220 | Citigroup Mortgage Loan Trust, Inc., 4.768, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159220 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.938, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159220 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159220 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.213, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159220 | Countrywide Asset-Backed Certificates, 4.768, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159220 | Bear Stearns Mortgage Funding Trust 2007-AR1, 4.003, 2037-01-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159220 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159220 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000159220 | CMO
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000159220 | ABS
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000159221 | Carrington Mortgage Loan Trust Series 2005-FRE1, 4.723, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159221 | Saxon Asset Securities Trust 2007-4, 6.793, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159221 | Starwood Retail Property Trust 2014-STAR, 0.787, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159221 | Home Equity Loan Trust, 4.293, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159221 | Citigroup Mortgage Loan Trust, Inc., 4.768, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159221 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.938, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159221 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159221 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.213, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159221 | Countrywide Asset-Backed Certificates, 4.768, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159221 | Bear Stearns Mortgage Funding Trust 2007-AR1, 4.003, 2037-01-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159221 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000159221 | CMO
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000159221 | ABS
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000159222 | Carrington Mortgage Loan Trust Series 2005-FRE1, 4.723, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159222 | Saxon Asset Securities Trust 2007-4, 6.793, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159222 | Starwood Retail Property Trust 2014-STAR, 0.787, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159222 | Home Equity Loan Trust, 4.293, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159222 | Citigroup Mortgage Loan Trust, Inc., 4.768, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159222 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.938, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159222 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159222 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.213, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159222 | Countrywide Asset-Backed Certificates, 4.768, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159222 | Bear Stearns Mortgage Funding Trust 2007-AR1, 4.003, 2037-01-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159222 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159222 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000159222 | CMO
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000159222 | ABS
Holdings [Line Items]
Percent of Net Asset Value	44.40%